Mineral property interests (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Mineral Properties, Net	$ 516,000	$ 532,000
Candente Agreement [Member]
Business Acquisition Royalty Rate	0.50%
Payments to Acquire Royalty Interests in Mining Properties	$ 500,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Mineral Properties, Net	$ 500,000	$ 500,000